Taxation (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Summary of Income Tax Reconciliation
The following table presents a reconciliation of the differences between the statutory income tax rate and the Company’s effective income tax rate for the years ended December 31,
 2017,
2018 and 2019:

	For the year ended December 31,
	2 017	2018	2019
	%	%	%
Statutory income tax rate of the PRC	25.0	25.0	25.0
Tax rate difference from preferential tax treatments and statutory rate in other jurisdictions	(9.1)	(5.3)	(7.4)
Permanent differences	(0.1)	55.4	5.6
Change in valuation allowances	(15.8)	(75.1)	(23.2)

Effective income tax rate	—	—	—

Summary of Operating Loss Carry Forward
As of December 31, 2019, certain entities of the Company had net operating tax loss carry forwards as follows:

RMB
Loss expiring in 2020	11,710
Loss expiring in 2021	19,201
Loss expiring in 2022	8,542
Loss expiring in 2023	5,620
Loss expiring in 2024	30,545
Loss expiring in 2025	16,027
Loss expiring in 202 6	21,409
Loss expiring in 202 7	15,141
Loss expiring in 202 8	47,863
Loss expiring in 202 9	147,040

323,098

Summary of Significant Components of Deferred Tax Assets
The following table presents the tax impact of significant temporary differences that give rise to the deferred tax assets and liabilities as of December 31, 2018 and 2019:

	December 31, 2018	December 31, 2019
	RMB	RMB
Deferred tax assets:
Net operating tax loss carry forwards	27,840	54,758
Advertising expenses in excess of deduction limit	21,059	24,982
Deferred revenue	1,600	580

Total deferred tax assets	50,499	80,320

Less: valuation allowances	(50,499)	(80,320)

Net deferred tax assets	—	—

Summary of Movement of Valuation Allowance	The following table sets forth the movement of the aggregate valuation allowances for deferred tax assets for the periods presented:

	Balance at January 1	Movement*	Balance at December 31
	RMB	RMB	RMB
2017	(29,940)	(15,262)	(45,202)
2018	(45,202)	(5,297)	(50,499)
2019	(50,499)	(29,821)	(80,320)